Condensed Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (39,661)	$ (17,408)	$ (26,554)	$ (13,209)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	146	123	177	116
Amortization of debt issuance costs	312	0
Impairment of fixed assets			48	0
Stock-based compensation	1,149	351	499	540
Change in fair value of warrants	(63)	32	46	(24)
Allowance for shareholder note receivable				73
Changes in operating assets and liabilities
Accounts receivable	(532)	(635)	(1,098)	204
Prepaid expenses and other current assets	(2,089)	262	(5)	(294)
Other assets	62	(55)	(111)	1
Accounts payable	(1,354)	299	661	(2,909)
Accrued expenses	3,790	1,473	1,703	(552)
Deferred grant award	50	(25)	(29)	(33)
Deferred rent	246	20
Net cash used in operating activities	(37,944)	(15,563)	(24,663)	(16,087)
Cash flows from investing activities
Purchases of property and equipment	(1,260)	(464)	(700)	(35)
Purchases of short-term investments	(55,278)	0
Net cash used in investing activities	(56,538)	(464)	(700)	(35)
Cash flows from financing activities
Proceeds from Initial Public Offering	98,325	0	30,000
Payments for Initial Public Offering Costs	(9,373)	0
Proceeds from sale of Series C Preferred Stock	4,438	30,050	35,475	4,000
Payments of Series C Preferred Stock offering costs	(24)	(434)	(495)	(152)
Proceeds from issuance of long-term debt	35,000	0
Proceeds from exercise of preferred stock warrants				49
Payments for debt issuance costs	(333)	0
Proceeds from shareholder notes receivable				17
Repayments of capital lease				(32)
Proceeds from exercise of stock awards	149	56	159	22
Net cash provided by financing activities	128,182	29,672	35,139	3,904
Increase (decrease) in cash and cash equivalents	33,700	13,645	9,776	(12,218)
Cash and cash equivalents, beginning of year	42,045	32,269	32,269	44,487
Cash and cash equivalents, end of year	75,745	45,914	42,045	32,269
Supplemental schedule of cash flow information
Income taxes paid			0	0
Cash paid for interest	1,031	1	$ 2	2
Supplemental schedule of non-cash investing and financing activities
Change in fair market value of expired warrants				$ 109
Allocation of debt costs to warrants	1,012	0
Accrued debt issuance costs	2,325	0
Vesting of early exercised awards	$ 127	$ 0